Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 07, 2025	Oct. 03, 2025	Oct. 02, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			2,619,876
Stockholders equity reverse stock split	1-to-4 reverse stock split
Net loss				$ 3,628,563		$ 7,185,202
Net cash outflow from operating activities				74,073	$ 211,393	3,642,455
Accumulated deficit				$ 35,592,214		31,963,651
Impairment for right-of-use lease assets						$ 0	$ 0
Intangible assets, estimated useful lives				20 years
Shares issued				16,825,577	16,825,577
Shares outstanding		196,933
Conversion of stock shares issued		279,997
Siyata Mobile Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition voting percentage				84.50%
Business combination consideration amount				$ 160,000,000
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		16,825,577
Reverse stock splits, shares	67,302,300
Stockholders equity reverse stock split	4-1 reverse stock split
Number of shares issued, value		$ 160,000,000